UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Alesco Advisors LLC

Address:   120 Office Park Way
           Pittsford, New York 14534


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey D. Bradley
Title:  Chief Compliance Officer
Phone:  (585) 586-0970

Signature,  Place,  and  Date  of  Signing:

/s/ Jeffrey D. Bradley             Pittsford, New York                11/8/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              61

Form 13F Information Table Value Total:  $      498,142
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
---------------------------- ----------------- --------- -------- ------------------ ---------- -------- ------------------------
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
---------------------------- ----------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ -------
APPLE INC                    COM               037833100      252       889          OTHER                     889      0       -
BIODELIVERY SCIENCES INTL IN COM               09060J106      173    60,000          OTHER                  60,000      0       -
EXXON MOBIL CORP             COM               30231G102      272     4,394          OTHER                   4,394      0       -
FIRST NIAGARA FINL GP INC    COM               33582V108    7,608   653,028          OTHER                   2,607      0 650,421
GENERAL ELECTRIC CO          COM               369604103      289    17,800          OTHER                  17,800      0       -
HOME PROPERTIES INC          COM               437306103      307     5,796          OTHER                   5,796      0       -
ISHARES COMEX GOLD TR        ISHARES           464285105    1,647   128,650          SOLE                  128,650      0       -
ISHARES TR                   BARCLYS TIPS BD   464287176   10,900    99,946          SOLE                   94,671      0   5,275
ISHARES TR                   S&P 500 INDEX     464287200   27,785   242,689          SOLE                  220,814      0  21,875
ISHARES TR                   MSCI EMERG MKT    464287234      652    14,568          SOLE                   14,568      0       -
ISHARES TR                   IBOXX INV CPBD    464287242      930     8,225          SOLE                    8,225      0       -
ISHARES TR                   S&P500 GRW        464287309    7,698   129,660          SOLE                  128,360      0   1,300
ISHARES TR                   S&P 500 VALUE     464287408   10,440   192,447          SOLE                  191,422      0   1,025
ISHARES TR                   BARCLYS 20+ YR    464287432      274     2,600          SOLE                    1,975      0     625
ISHARES TR                   BARCLYS 1-3 YR    464287457    1,325    15,700          SOLE                   14,400      0   1,300
ISHARES TR                   MSCI EAFE IDX     464287465   33,747   614,479          SOLE                  597,104      0  17,375
ISHARES TR                   S&P MIDCAP 400    464287507   69,481   867,648          SOLE                  825,648      0  42,000
ISHARES TR                   S&P MC 400 GRW    464287606    7,770    88,240          SOLE                   87,590      0     650
ISHARES TR                   RUSSELL1000GRW    464287614    1,092    21,255          SOLE                   21,255      0       -
ISHARES TR                   S&P MIDCP VALU    464287705    7,954   111,857          SOLE                  111,107      0     750
ISHARES TR                   S&P SMLCAP 600    464287804   47,796   808,864          SOLE                  788,814      0  20,050
ISHARES TR                   S&P SMLCP VALU    464287879    6,035    97,070          SOLE                   95,645      0   1,425
ISHARES TR                   S&P SMLCP GROW    464287887    6,054    96,910          SOLE                   95,360      0   1,550
ISHARES TR                   S&P AMTFREE MUNI  464288323      799     7,400          SOLE                    6,300      0   1,100
ISHARES TR                   BARCLYS 1-3YR CR  464288646    1,375    13,087          SOLE                   13,087      0       -
ISHARES TR                   RSSL MCRCP IDX    464288869    2,596    61,815          SOLE                   58,515      0   3,300
ISHARES TR                   MSCI VAL IDX      464288877      886    18,212          SOLE                   17,912      0     300
ISHARES S&P GSCI COMMODITY I UNIT BEN INT      46428R107      926    30,850          SOLE                   30,850      0       -
JPMORGAN CHASE & CO          COM               46625H100      608    15,967          OTHER                  15,967      0       -
JOHNSON & JOHNSON            COM               478160104      244     3,934          OTHER                   3,934      0       -
KIMBERLY CLARK CORP          COM               494368103      246     3,785          OTHER                   3,785      0       -
M&T BK CORP                  COM               55261f104      262     3,200          OTHER                   3,200      0       -
MICROSOFT CORP               COM               594918104      218     8,884          OTHER                   8,884      0       -
PAETEC HOLDING CORP          COM               695459107      114    27,722          OTHER                  27,722      0       -
PAYCHEX INC                  COM               704326107    2,875   104,579          OTHER                 104,579      0       -
PEPSICO INC                  COM               713448108      314     4,721          OTHER                   4,721      0       -
PIMCO ETF TR                 1-5 US TIP IDX    72201R205      246     4,700          SOLE                    4,700      0       -
POWERSHARES DB CMDTY IDX TRA UNIT BEN INT      73935S105    4,533   188,000          SOLE                  188,000      0       -
POWERSHARES DB G10 CURCY HAR COM UT BEN INT    73935Y102    2,481   106,750          SOLE                  106,750      0       -
RYDEX ETF TRUST              S&P500 PUR VAL    78355W304      741    29,025          SOLE                   23,825      0   5,200
SPDR S&P 500 ETF TR          TR UNIT           78462F103  117,897 1,033,006          SOLE                1,005,806      0  27,200
SPDR GOLD TRUST              GOLD SHS          78463V107    1,434    11,210          SOLE                   11,210      0       -
SPDR INDEX SHS FDS           S&P EMKTSC ETF    78463X756      446     8,145          SOLE                    7,395      0     750
SPDR INDEX SHS FDS           DJ INTL RL ETF    78463X863   11,680   303,463          SOLE                  301,613      0   1,850
SPDR INDEX SHS FDS           S&P INDEX SHS FDS 78463X871    1,996    71,424          SOLE                   68,974      0   2,450
SPDR SERIES TRUST            BRCLYS YLD ETF    78464A417      360     9,000          SOLE                    9,000      0       -
SPDR SERIES TRUST            DJ REIT ETF       78464A607   32,009   558,237          SOLE                  554,612      0   3,625
SPDR SERIES TRUST            BRCLYS 1-3MT ETF  78464A680    5,640   123,000          SOLE                  123,000      0       -
SPDR SERIES TRUST            SPDR KBW BK ETF   78464A797    9,153   398,824          SOLE                  395,049      0   3,775
SPDR DOW JONES INDL AVRG ETF UT SER 1          78467X109   18,994   176,016          SOLE                  170,216      0   5,800
SPDR S&P MIDCAP 400 ETF TR   UTSER1 S&PDCRP    78467Y107      470     3,225          SOLE                    3,225      0       -
SCHLUMBERGER LTD             COM               806857108      306     4,966          OTHER                   4,966      0       -
VANGUARD WORLD FD            EXTENDED DUR      921910709      736     7,475          SOLE                    7,475      0       -
VANGUARD BD INDEX FD INC     TOTAL BND MRKT    921937835   13,042   157,776          SOLE                  151,551      0   6,225
VANGUARD TAX-MANAGED FD      EUROPE PAC ETF    921943858      284     8,225          SOLE                    6,000      0   2,225
VANGUARD INTL EQUITY INDEX F ALLWRLD EX US     922042775      373     8,225          SOLE                    8,225      0       -
VANGUARD INTL EQUITY INDEX F EMR MKT ETF       922042858    3,483    76,620          SOLE                   76,620      0       -
VANGUARD INDEX FDS           REIT ETF          922908553    5,512   105,838          SOLE                  105,838      0       -
VANGUARD INDEX FDS           MID CAP ETF       922908629    1,782    26,875          SOLE                   22,125      0   4,750
VANGUARD INDEX FDS           LARGE CAP ETF     922908637    1,871    35,935          SOLE                   35,935      0       -


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
---------------------------- ----------------- --------- -------- ------------------ ---------- -------- ------------------------
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
---------------------------- ----------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ -------
VANGUARD INDEX FDS           SMALL CP ETF      922908751      731    11,530          SOLE                    6,030      0   5,500


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